Pension And Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2011
Pension And Retirement Plans [Abstract]
Schedule Of Expenses For Retirement, Profit-Sharing Plans, Excess Benefit Plans And Other Similar Plans

For the Years Ended December 31,
2011	2010	2009
$9,408	$11,444	$15,143